Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Funds payable to institutional funding partners *	225,031	326,914

Accrued marketing expense	134,743	133,399
Accrued collection service fee	36,943	41,654
Accrued technical services expense	16,930	25,988
Accrued payment channel expenses	13,212	21,055
Accrued professional service fee	25,503	25,074
Others	56,640	64,748

	509,002	638,832

*	The balance of payable mainly includes funds received from borrowers but not yet transferred to the institutional funding partners due to the settlement time lag.